11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	September 30, 2018	September 30, 2017
Non-current assets
USA	$590,349	$480,918
Peru	1,017,093	1,222,794
Canada	1,691,693	1,175,835
	$3,299,135	$2,879,547